INVESTMENTS - Other Companies (Details) R$ in Thousands, site in Millions		12 Months Ended
	Nov. 27, 2015 BRL (R$)	Dec. 31, 2017 USD ($) R$ / MWh kilovolts Plant site city item shares	Dec. 31, 2017 BRL (R$) R$ / MWh kilovolts Plant site city item shares	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of subsidiaries
Net Equity			R$ 42,752,532	R$ 44,064,927	R$ 41,580,593	R$ 53,653,349
Effects of partial annulment of capital retroact			R$ 358,084
Percentage of interest included in capital retroact		1.00%	1.00%
FURNAS
Disclosure of subsidiaries
Number of subsidiary shares cancelled | shares		304,200,000	304,200,000
Chesf, Elctosul, Eletronorte And Furnas
Disclosure of subsidiaries
Right to receive on settlement of obligation	R$ 15,000
CEEE-GT | CEE Participacoes
Disclosure of subsidiaries
Ownership interest in associate (in percent)		65.92%	65.92%
Chesf And Eletronorte
Disclosure of subsidiaries
Ownership interest in joint venture (in percent)		34.98%	34.98%
CHESF | CHESF
Disclosure of subsidiaries
Ownership interest in joint venture (in percent)		15.00%	15.00%
ELETRONORTE | ELETRONORTE
Disclosure of subsidiaries
Ownership interest in joint venture (in percent)		19.98%	19.98%
Norte Energia S.A.
Disclosure of subsidiaries
Net current capital			R$ (2,559,610)	(836,503)
Ownership interest in joint venture (in percent)		49.98%	49.98%
MADEIRA ENERGIA
Disclosure of subsidiaries
Net current capital			R$ 2,143,477	1,611,061
Ownership interest in joint venture (in percent)		39.00%	39.00%
Contractual limit on transfer of cost for purchase of energy (in R$/Mwh) | R$ / MWh		122.00	122.00
Value of reimbursable expenditure			R$ 1,566,298
Impairment recognized on reimbursable expenditure			678,551
Net value of reimbursable expenditure			887,747	891,105
Provision for Loss on Contracts			678,551
Arbitrated receipt of claims value			780,000
ESBR Participacoes S.A.
Disclosure of subsidiaries
Net current capital			(53,633)	(611,716)
Net Equity			8,242,852	8,329,809
Accumulated profits (loss)			R$ (888,859)	(801,902)
Ownership interest in joint venture (in percent)		40.00%	40.00%
Interligacao Eletrica do Madeira S.A.
Disclosure of subsidiaries
Net Equity			R$ 2,682,682	2,305,121
Ownership interest in joint venture (in percent)		49.00%	49.00%
Manaus Transmissora de Energia S.A.
Disclosure of subsidiaries
Concession agreement period		30 years	30 years
Net Equity			R$ 1,388,089	1,320,107
Ownership interest in joint venture (in percent)		49.50%	49.50%
Manaus Transmissora de Energia S.A. | Oriximina/Cariri CD
Disclosure of subsidiaries
Power capacity of transmission lines having concession (in kV) | kilovolts		500	500
Manaus Transmissora de Energia S.A. | SE Itacoatiara
Disclosure of subsidiaries
Power capacity of transmission lines having concession by Oriximina | kilovolts		138	138
Manaus Transmissora de Energia S.A. | SE Cariri
Disclosure of subsidiaries
Power capacity of transmission lines having concession by Cariri | kilovolts		230	230
TELES PIRES PARTICIPACOES
Disclosure of subsidiaries
Net current capital			R$ (216,524)	(382,479)
Net Equity			R$ 1,564,581	1,617,993
Ownership interest in joint venture (in percent)		49.44%	49.44%
Net assets			R$ 1,564,581	1,167,993
Mata de Sta. Genebra Transmissora
Disclosure of subsidiaries
Net current capital			R$ (557,940)	482,773
Ownership interest in joint venture (in percent)		49.90%	49.90%
Number of transmission lines | item		3	3
Net assets			R$ 926,691	382,295
Mata de Sta. Genebra Transmissora | FURNAS
Disclosure of subsidiaries
share of subsidiary cancelled value | $		$ 605,280,000
Belo Monte Transmissora de Energia SPE S.A.
Disclosure of subsidiaries
Net current capital			R$ (447,382)	(1,799,692)
Ownership interest in joint venture (in percent)		49.00%	49.00%
Net assets			R$ 3,016,367	2,130,120
Centrais Eletricas do ParA - CELPA
Disclosure of subsidiaries
Number of municipalities having concession on electricity distribution | item		143	143
Concession agreement extension period		30 years	30 years
Number of thermoelectric plants | Plant		34	34
Number of thermoelectric plants owned | Plant		11	11
Number of thermoelectric plants belongs to third parties | Plant		23	23
Concession agreement period		30 years	30 years
Net current capital			R$ 1,118,596	950,562
Net Equity			2,582,714	2,118,012
Accumulated profits (loss)			R$ 613,531	351,556
CEMAR
Disclosure of subsidiaries
Number of municipalities having concession on electricity distribution | item		217	217
Concession agreement extension period		30 years	30 years
Net Equity			R$ 2,447,799
Ownership interest in associate (in percent)		33.55%	33.55%
CTEEP
Disclosure of subsidiaries
Net Equity			R$ 11,199,656	7,371,669
Ownership interest in associate (in percent)		36.05%	36.05%
EMAE
Disclosure of subsidiaries
Net current capital			R$ 177,472	127,875
ENERGISA MT
Disclosure of subsidiaries
Number of municipalities having concession on electricity distribution | item		141	141
Concession agreement extension period		30 years	30 years
Number of thermoelectric plants owned | Plant		2	2
Concession agreement period		30 years	30 years
Ownership interest in associate (in percent)		22.01%	22.01%
CEEE-D
Disclosure of subsidiaries
Net current capital			R$ (1,007,314)	(1,040,749)
Net Liability			1,100,956	1,236,010
Accumulated profits (loss)			R$ (2,502,546)	R$ 2,416,289
Ownership interest in associate (in percent)		32.59%	32.59%
Ownership interest in joint venture (in percent)		65.92%	65.92%
Number of cities covered for electricity distribution | city		72	72
Number of electricity consumers | site		4	4